Income Taxes - Significant Components of Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Excess tax basis over carrying value of assets		$ 11,156	$ 11,450
Excess carrying value over tax basis of liabilities		4,629	5,647
Amortization of intangibles		27,858	30,770
Unrealized losses on securities available for sale		989
Allowance for loan losses		28,991	27,946
Non-qualified stock options		5,557	4,733
Other		1,717	1,226
Gross deferred tax assets		80,897	81,772
Deferred tax liabilities:
Loans		(32,693)	(16,648)
Restricted securities		(2,280)	(2,280)
Loss-share indemnification		(34,600)	(48,734)
Deferred tax gain		(5,496)	(8,245)
Unrealized gains on securities available for sale			(7,247)
Gross deferred tax liabilities		(75,069)	(83,154)
Deferred tax assets (liabilities), net	35,439	5,828	(1,382)
Other Real Estate Owned [Member]
Deferred tax assets:
Excess tax basis over carrying value of assets		11,156	11,450
Deposits [Member]
Deferred tax assets:
Excess carrying value over tax basis of liabilities		25	121
Federal Home Loan Bank Borrowings [Member]
Deferred tax assets:
Excess carrying value over tax basis of liabilities		71	910
Clawback Liability [Member]
Deferred tax assets:
Excess carrying value over tax basis of liabilities		$ 4,533	$ 4,616